Offerings - Offering: 1	May 22, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	6,300,000
Proposed Maximum Offering Price per Unit	3.99
Maximum Aggregate Offering Price	$ 25,137,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,470.42
Offering Note	Consists of 6,300,000 shares of common stock, consisting of (i) up to 6,244,800 shares issuable pursuant to the ELOC Purchase Agreement and (ii) up to 55,200 shares issuable upon exercise of the Warrant.

Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the registrant’s common stock as reported on Nasdaq on May 22, 2026, which date is within five business days prior to the filing of this registration statement. UGRO’s high and low on May 22, 2026 were $4.08 and $3.90, respectively.

Calculated pursuant to Rule 457(a) under the Securities Act based on the proposed maximum aggregate offering price. The current SEC filing fee rate is $138.10 per $1,000,000, or 0.00013810.